N-2	6 Months Ended
Mar. 31, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001820378
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Thornburg Income Builder Opportunities Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Thornburg Income Builder Opportunities Trust’s (the "Trust") investment objective is to provide current income and additional total return.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares:
Outstanding Security, Held [Shares]	726,538,595